Consolidated Statements of Changes in Equity ¥ in Thousands, $ in Thousands		Ordinary shares CNY (¥) shares		Ordinary shares USD ($) shares		Treasury stocks CNY (¥) shares	Treasury stocks USD ($) shares	Shares to be issued CNY (¥)	Shares to be issued USD ($)	Statutory reserves CNY (¥)	Statutory reserves USD ($)	Retained earnings CNY (¥)	Retained earnings USD ($)	Accumulated other comprehensive income CNY (¥)	Accumulated other comprehensive income USD ($)	Non-controlling interests CNY (¥)	Non-controlling interests USD ($)	CNY (¥) shares	USD ($) shares
Balance (in Dollars)		¥ (96,349)						¥ 200,100		¥ 18,352		¥ 322,610		¥ 14,802				¥ 459,515
Balance (in Shares) | shares	[1]	27,037,302		27,037,302
Balance at Dec. 31, 2020		¥ (96,349)						200,100		18,352		322,610		14,802				459,515
Balance (in Shares) at Dec. 31, 2020 | shares	[1]	27,037,302		27,037,302
Net income (loss)												170,012						170,012
Issuance of shares for achievement of earnout target		¥ 200,100						(200,100)
Issuance of shares for achievement of earnout target (in Shares) | shares	[1]	3,540,960		3,540,960
Issuance shares for private placement		¥ 4,177																4,177
Issuance shares for private placement (in Shares) | shares	[1]	108,230		108,230
Exercise of warrants		¥ 4,340																4,340
Exercise of warrants (in Shares) | shares	[1]	48,149		48,149
Exercise of Unit Purchase Option		¥ 9,112																¥ 9,112
Exercise of Unit Purchase Option (in Shares) | shares		110,000	[1]	110,000	[1]													96,300	96,300
Share base compensation		¥ 31,857																¥ 31,857
Shares to be issued for achievement of earnout target								128,119										128,119
Appropriation to statutory reserves										13,423		(13,423)
Foreign currency translation adjustments														2,313				2,313
Balance at Dec. 31, 2021		¥ 153,237						128,119		31,775		479,199		17,115				809,445
Balance (in Shares) at Dec. 31, 2021 | shares	[1]	30,844,641		30,844,641
Balance (in Dollars)		¥ 153,237						128,119		31,775		479,199		17,115				809,445
Balance (in Shares) | shares	[1]	30,844,641		30,844,641
Net income (loss)												193,333				1,892		195,225
Issuance of shares for achievement of earnout target		¥ 128,119						(128,119)
Issuance of shares for achievement of earnout target (in Shares) | shares	[1]	3,540,960		3,540,960
Shares issued for Weiliantong Acquisition		¥ 127,466																127,466
Shares issued for Weiliantong Acquisition (in Shares) | shares	[1]	3,898,511		3,898,511
Share base compensation		¥ 11,954																11,954
Share base compensation (in Shares) | shares	[1]	1,325,614		1,325,614
Shares to be issued for achievement of earnout target								13,106										13,106
Shares to be issued for Weiliantong Acquisition								20,817										20,817
Treasury stocks						¥ (16,482)												(16,482)
Treasury stocks (in Shares) | shares	[1]					(794,120)	(794,120)
Appropriation to statutory reserves										7,433		(7,433)
Foreign currency translation adjustments														955				955
Balance at Dec. 31, 2022		¥ 420,776				¥ (16,482)		33,923		39,208		665,099		18,070		1,892		1,162,486
Balance (in Shares) at Dec. 31, 2022 | shares	[1]	39,609,726		39,609,726		(794,120)	(794,120)
Balance (in Dollars)		¥ 420,776				¥ (16,482)		33,923		39,208		665,099		18,070		1,892		1,162,486
Balance (in Shares) | shares	[1]	39,609,726		39,609,726		(794,120)	(794,120)
Net income (loss)												(30,788)				(4,188)		(34,976)	$ (4,926)
Issuance of shares for achievement of earnout target		¥ 13,106						(13,106)
Issuance of shares for achievement of earnout target (in Shares) | shares	[1]	995,118		995,118
Share base compensation		¥ 13,637																13,637
Share base compensation (in Shares) | shares	[1]	434,093		434,093
Shares to be issued for achievement of earnout target								9,960										9,960
Acquisition of SJ Verse Global Media LLC																(288)		(288)
Capital contribution by non-controlling shareholders																1,751		1,751
Treasury stocks						¥ (2,734)												(2,734)
Treasury stocks (in Shares) | shares	[1]					(119,725)	(119,725)
Appropriation to statutory reserves										5,490		(5,490)
Foreign currency translation adjustments														(105)		(4)		(109)
Balance at Dec. 31, 2023		¥ 447,519		$ 63,032		¥ (19,216)	$ (2,707)	30,777	$ 4,335	44,698	$ 6,296	628,821	$ 88,568	17,965	$ 2,530	(837)	$ (118)	1,149,727	161,936
Balance (in Shares) at Dec. 31, 2023 | shares	[1]	41,038,937		41,038,937		(913,845)	(913,845)
Balance (in Dollars)		¥ 447,519		$ 63,032		¥ (19,216)	$ (2,707)	¥ 30,777	$ 4,335	¥ 44,698	$ 6,296	¥ 628,821	$ 88,568	¥ 17,965	$ 2,530	¥ (837)	$ (118)	¥ 1,149,727	$ 161,936
Balance (in Shares) | shares	[1]	41,038,937		41,038,937		(913,845)	(913,845)

[1]	Ordinary shares and share data have been retroactively restated to give effect to the reverse recapitalization.